Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Operating Segments [Line Items]
Net interest income	£ 6,046	£ 6,500	£ 6,798
Other income, after net finance expense	2,830	2,823	2,508
Total income, after net finance expense	8,876	9,323	9,306
Profit before tax	3,324	3,633	3,870
External income	9,072	9,346	9,542
Retail
Schedule of Operating Segments [Line Items]
External income	6,566	6,374	6,429
Commercial Banking
Schedule of Operating Segments [Line Items]
External income	2,088	2,274	2,296
Insurance, Pensions and Investments
Schedule of Operating Segments [Line Items]
External income	649	600	621
Other
Schedule of Operating Segments [Line Items]
External income	(231)	98	196
Operating segments
Schedule of Operating Segments [Line Items]
Net interest income	6,338	6,761	7,004
Other income, after net finance expense	2,734	2,585	2,538
Total income, after net finance expense	9,072	9,346	9,542
Profit before tax	3,497	3,768	4,041
Operating segments | Retail
Schedule of Operating Segments [Line Items]
Net interest income	4,430	4,583	5,064
Other income, after net finance expense	1,148	1,153	1,006
Total income, after net finance expense	5,578	5,736	6,070
Profit before tax	1,875	1,538	2,505
Operating segments | Commercial Banking
Schedule of Operating Segments [Line Items]
Net interest income	1,696	1,865	1,934
Other income, after net finance expense	947	835	856
Total income, after net finance expense	2,643	2,700	2,790
Profit before tax	1,329	1,802	1,417
Operating segments | Insurance, Pensions and Investments
Schedule of Operating Segments [Line Items]
Net interest income	(74)	(62)	(70)
Other income, after net finance expense	649	590	619
Total income, after net finance expense	575	528	549
Profit before tax	119	99	91
Operating segments | Other
Schedule of Operating Segments [Line Items]
Net interest income	286	375	76
Other income, after net finance expense	(10)	7	57
Total income, after net finance expense	276	382	133
Profit before tax	174	329	28
Intersegment income (expense)
Schedule of Operating Segments [Line Items]
Total income, after net finance expense	0	0	0
Intersegment income (expense) | Retail
Schedule of Operating Segments [Line Items]
Total income, after net finance expense	(988)	(638)	(359)
Intersegment income (expense) | Commercial Banking
Schedule of Operating Segments [Line Items]
Total income, after net finance expense	555	426	494
Intersegment income (expense) | Insurance, Pensions and Investments
Schedule of Operating Segments [Line Items]
Total income, after net finance expense	(74)	(72)	(72)
Intersegment income (expense) | Other
Schedule of Operating Segments [Line Items]
Total income, after net finance expense	507	284	(63)
Material reconciling items | Insurance grossing adjustment
Schedule of Operating Segments [Line Items]
Net interest income	8	5	7
Other income, after net finance expense	(112)	(100)	(139)
Total income, after net finance expense	(104)	(95)	(132)
Profit before tax	0	0	0
Material reconciling items | Market volatility and asset sales
Schedule of Operating Segments [Line Items]
Net interest income	(273)	(240)	(183)
Other income, after net finance expense	208	334	117
Total income, after net finance expense	(65)	94	(66)
Profit before tax	(65)	98	(63)
Material reconciling items | Amortisation of purchased intangibles
Schedule of Operating Segments [Line Items]
Net interest income	0	0	0
Other income, after net finance expense	0	0	0
Total income, after net finance expense	0	0	0
Profit before tax	(41)	(45)	(35)
Material reconciling items | Restructuring costs
Schedule of Operating Segments [Line Items]
Net interest income	0	0	0
Other income, after net finance expense	0	0	0
Total income, after net finance expense	0	0	0
Profit before tax	(15)	(129)	(25)
Material reconciling items | Fair value unwind and other items
Schedule of Operating Segments [Line Items]
Net interest income	(27)	(26)	(30)
Other income, after net finance expense	0	4	(8)
Total income, after net finance expense	(27)	(22)	(38)
Profit before tax	£ (52)	£ (59)	£ (48)